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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING VP Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2007 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 23.2%
		Airlines: 0.2%
$ 42,462	C	Continental Airlines, Inc., 8.312%, due 04/02/11	$43,815
3,733,000		United AirLines, Inc., 6.932%, due 09/01/11	4,257,953
			4,301,768
		Auto Manufacturers: 0.3%
6,285,000		Ford Motor Co., Discount Note, due 11/29/13	6,319,033
244,000	L	Ford Motor Co., 7.450%, due 07/16/31	190,015
1,330,000	C, L	General Motors Corp., 8.375%, due 07/15/33	1,200,325
			7,709,373
		Banks: 5.9%
7,170,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.556%, due 10/29/49	6,237,986
1,295,297	@@, #	Banco Itau SA, 5.739%, due 09/20/08	1,298,146
6,079,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	6,155,942
3,700,000	@@, L	Banco Santander Chile SA, 7.375%, due 07/18/12	4,048,066
2,800,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	2,438,134
3,010,000	@@, C	Bank of Nova Scotia, 5.500%, due 08/21/85	2,552,465
1,110,000		Bank of Scotland, 5.563%, due 11/30/49	957,520
379,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	395,081
1,670,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	1,459,236
4,870,000	@@, C	BNP Paribas, 5.445%, due 09/29/49	4,172,898
7,165,000	@@, #, C, L	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	6,930,690
2,218,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	2,264,609
3,080,000	@@, C	Den Norske Bank ASA, 5.500%, due 08/29/49	2,633,400
510,000	@@, C	Den Norske Bank ASA, 5.625%, due 11/29/49	440,792
5,285,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	6,307,996
2,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	2,080
9,216,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	9,115,361
3,970,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 5.500%, due 07/29/49	3,352,395
6,650,000	@@, C, L	HSBC Bank PLC, 5.663%, due 06/29/49	5,659,150
5,300,000	@@, C	HSBC Bank PLC, 5.687%, due 06/29/49	4,611,000
5,490,000	@@, C, L	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	4,735,136
510,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	443,784
3,330,000	@@, C	Lloyds TSB Bank PLC, 5.625%, due 06/29/49	2,928,002
126,000	C	M&I Capital Trust A, 7.650%, due 12/01/26	130,259
3,490,000	C	Mellon Capital I, 7.720%, due 12/01/26	3,627,803
5,755,000	@@, C, L	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	6,084,767
2,530,000	@@, C	National Australia Bank Ltd., 5.556%, due 10/29/49	2,194,507
710,000	@@, C	National Westminster Bank PLC, 5.500%, due 11/29/49	610,669
1,140,000	@@, C, L	National Westminster Bank PLC, 5.625%, due 08/29/49	984,438
4,443,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	4,328,859
4,188,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	4,044,285
4,015,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	3,956,277
6,747,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	6,725,673
9,870,000	@@, C, L	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	8,463,535
2,510,000	@@, C	Societe Generale, 5.429%, due 11/29/49	2,167,538
3,040,000	@@, C	Standard Chartered PLC, 5.552%, due 12/29/49	2,530,800
7,140,000	@@, C	Standard Chartered PLC, 5.563%, due 07/29/49	5,901,210
1,150,000	@@, C, L	Standard Chartered PLC, 5.587%, due 01/29/49	949,828
11,400,000	@@, C, L	Standard Chartered PLC, 5.625%, due 11/29/49	9,604,500
6,436,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	6,655,719
5,206,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	5,272,689
3,150,000	@@, C, L	Westpac Banking Corp., 5.525%, due 09/30/49	2,693,439
2,498,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	2,401,300
8,762,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	8,985,282
			167,453,246
		Chemicals: 0.4%
1,410,000		Stauffer Chemical, 5.380%, due 04/15/10	1,202,194
2,420,000		Stauffer Chemical, 5.790%, due 04/15/18	1,299,661
2,970,000		Stauffer Chemical, 7.440%, due 04/15/17	1,689,158
7,254,000	L	Union Carbide Corp., 7.750%, due 10/01/96	7,767,264
			11,958,277
		Diversified Financial Services: 6.3%
12,919,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	12,531,740
1,006,000	@@, #, I	Alpine III, 5.910%, due 08/16/14	1,009,015
1,006,000	@@, #, I	Alpine III, 6.310%, due 08/16/14	1,009,514
1,507,000	@@, #, I	Alpine III, 8.110%, due 08/16/14	1,516,930
2,576,000	@@, #, I	Alpine III, 11.360%, due 08/16/14	2,641,817
17,659,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	19,385,079
4,546,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	4,726,353
6,814,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	6,874,658
2,890,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	2,485,400
8,121,000	L	Ford Motor Credit Co., 8.000%, due 12/15/16	7,827,255
3,544,000		Ford Motor Credit Co., 8.110%, due 01/13/12	3,468,410
6,714,000		Ford Motor Credit Co., 9.810%, due 04/15/12	7,126,642
5,852,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	5,861,129

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$8,798,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	$8,853,982
4,024,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	5,179,294
8,668,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	8,536,350
6,907,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	6,822,790
5,933,000	C, L	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	5,771,177
5,605,000	@@, C, L	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	5,735,305
2,560,000	@@, C	Paribas, 5.500%, due 12/31/49	2,208,133
1,398,222	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	1,384,192
2,840,817	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	2,781,660
5,426,935	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	5,538,865
9,443,727	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	9,254,852
7,332,930	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	7,296,265
942,710	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	953,383
2,403,000	C	Residential Capital Corp., 6.875%, due 06/30/15	2,428,200
5,005,000	C	Residential Capital, LLC, 6.500%, due 04/17/13	4,963,584
8,607,000	C	Southern Star Central Corp., 6.750%, due 03/01/16	8,650,035
32,846,336	#	Toll Road Investors Partnership II LP, 17.110%, due 02/15/45	4,336,078
2,981,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	2,991,281
6,083,000	@@, C, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	6,405,813
2,105,000	#, C	Wachovia Capital Trust V, 7.550%, due 06/01/27	2,194,147
			178,749,328
		Electric: 2.0%
8,139,033	C	CE Generation, LLC, 7.416%, due 12/15/18	8,549,680
4,116,000	C	Cleveland Electric Illuminating Co., 5.950%, due 12/15/36	3,935,867
12,447,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	12,373,264
1,542,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	1,822,872
5,971,000	#, C	ITC Holdings Corp., 5.875%, due 09/30/16	6,014,099
1,536,171	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	1,498,736
5,310,000	C	Nevada Power Co., 5.950%, due 03/15/16	5,398,714
8,873,000	C	NorthWestern Corp., 5.875%, due 11/01/14	8,766,027
637,604		PPL Montana, LLC, 8.903%, due 07/02/20	707,482
7,377,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	7,641,266
			56,708,007
		Energy — Alternate Sources: 0.3%
4,000,000		Greater Ohio Ethanol, LLC, 8.864%, due 12/31/13	3,992,500
4,900,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	4,889,281
			8,881,781
		Food: 0.9%
23,045,000	C	HJ Heinz Finance Co., 6.625%, due 07/15/11	24,166,923
			24,166,923
		Gas: 0.9%
6,669,000	@@, #, C	Nakilat, Inc., 6.067%, due 12/31/33	6,452,931
3,547,000	@@, #, C	Nakilat, Inc., 6.267%, due 12/31/33	3,505,997
15,189,000	C	Southern Union Co., 7.200%, due 11/01/66	15,387,414
			25,346,342
		Insurance: 0.4%
9,515,000	@@, C	Aegon NV, 5.305%, due 12/31/49	8,160,304
1,701,000	#, C	Liberty Mutual Group, Inc., 7.800%, due 03/15/37	1,663,131
1,741,000	#, C, L	North Front Pass-Through Trust, 5.810%, due 12/15/24	1,723,303
			11,546,738
		Media: 0.4%
10,074,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	10,539,923
			10,539,923
		Mining: 0.3%
8,414,000	C	Southern Copper Corp., 7.500%, due 07/27/35	9,111,335
			9,111,335
		Miscellaneous Manufacturing: 0.1%
2,615,000		Honeywell International, Inc., 5.700%, due 03/15/37	2,540,004
			2,540,004
		Multi-National: 0.2%
4,459,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	4,347,971
			4,347,971
		Oil & Gas: 1.5%
2,475,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	2,379,695
1,588,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	1,687,437
8,241,000	C	Hess Corp., 7.300%, due 08/15/31	9,111,068
4,129,000	C, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	4,258,031
4,608,000	#	Pemex Project Funding Master Trust, 6.655%, due 06/15/10	4,737,024
4,908,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	4,744,146
7,577,000	#	Sabine Pass LNG LP, 7.250%, due 11/30/13	7,652,770
7,997,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	8,456,828
			43,026,999
		Pipelines: 0.4%
7,988,000	#, C, I	Cameron Highway Oil Pipeline System Project, 5.860%, due 12/15/17	7,870,676
1,893,000	C, L	Northwest Pipeline Corp., 7.000%, due 06/15/16	2,037,341
2,894,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/5/16	2,998,908
			12,906,925
		Real Estate Investment Trusts: 0.9%
1,027,000	C	Liberty Property LP, 6.375%, due 08/15/12	1,076,622
3,533,000	C	Liberty Property LP, 7.750%, due 04/15/09	3,696,193
975,000	C	Rouse Co., 7.200%, due 09/15/12	1,019,805
13,968,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	14,305,076

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Real Estate Investment Trusts (continued)
$5,349,000	C	Simon Property Group L.P., 5.000%, due 03/01/12	$5,304,063
			25,401,759
		Retail: 0.4%
7,594,000	C	Home Depot, Inc., 5.875%, due 12/16/36	7,265,028
4,684,000	C	McDonald’s Corp., 5.300%, due 03/15/17	4,628,673
			11,893,701
		Telecommunications: 1.4%
8,234,000	L	Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	8,479,464
14,785,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	15,875,394
2,044,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	2,041,281
3,159,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	3,114,411
6,888,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	7,550,612
1,175,000	@@, C	Vodafone Group PLC, 5.625%, due 02/27/17	1,167,015
2,901,000	@@, C, L	Vodafone Group PLC, 6.150%, due 02/27/37	2,809,932
			41,038,109
		Total Corporate Bonds/Notes
		(Cost $656,412,025)	657,628,509
U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.2%
		Federal Home Loan Bank: 1.2%
13,645,000		5.000%, due 10/02/09	13,704,069
12,585,000	L	5.375%, due 08/19/11	12,857,704
6,610,000	L	5.625%, due 06/13/16	6,811,136
			33,372,909
		Federal Home Loan Mortgage Corporation: 10.5%
2,369,520	C	4.500%, due 12/15/16	2,337,681
7,583,000	C	4.500%, due 02/15/20	7,134,204
27,933,000		5.000%, due 01/16/09	27,995,793
8,822,840	C	5.000%, due 08/15/16	8,747,825
9,369,000	C	5.000%, due 12/15/17	9,303,966
1,621,000	C	5.000%, due 05/15/20	1,582,171
6,901,689	C	5.000%, due 08/15/21	6,860,140
7,694,000	C	5.000%, due 04/15/23	7,437,461
6,181,000	C	5.000%, due 04/15/32	6,060,718
6,535,722	C	5.000%, due 02/15/35	6,447,583
1,410,171		5.042%, due 04/01/35	1,392,074
20,234,000	L	5.125%, due 04/18/11	20,461,147
26,286,000	C	5.375%, due 12/27/11	26,279,113
20,626,417	C	5.500%, due 08/15/20	20,081,267
3,877,000	C	5.500%, due 12/15/20	3,860,305
12,728,922	C	5.500%, due 11/15/22	12,678,052
11,420,000	C	5.500%, due 09/15/32	11,351,680
2,326,000	C	5.500%, due 10/15/32	2,318,813
2,068,000	C	5.500%, due 11/15/32	2,046,234
17,333,000	W	5.500%, due 04/01/33	17,154,262
1,100,000	C	5.500%, due 04/15/33	1,090,000
2,511,000	C	5.500%, due 06/15/33	2,513,759
6,815,000	C	5.500%, due 07/15/33	6,816,135
2,745,133		5.500%, due 06/01/36	2,705,608
12,406,000		5.750%, due 06/27/16	12,895,851
17,587,658	C	6.000%, due 01/15/29	17,886,183
31,461,000	W	6.000%, due 04/01/34	31,716,621
20,421,000		6.625%, due 09/15/09	21,260,038
1,569,204		7.000%, due 09/01/26	1,624,703
513,616		7.500%, due 11/01/28	538,694
			300,578,081
		Federal National Mortgage Association: 17.3%
9,080,000	W	4.500%, due 04/01/18	8,790,575
502,000	W	4.500%, due 04/01/37	471,880
3,214,420		4.592%, due 08/01/35	3,161,289
1,772,476	C	4.750%, due 12/25/42	1,764,423
4,381,601		4.818%, due 08/01/35	4,341,183
1,245,384		4.947%, due 04/01/35	1,245,139
34,707,000	W	5.000%, due 04/15/21	34,229,779
6,226,406		5.000%, due 02/25/29	6,164,888
160,229,000		5.000%, due 04/15/34	154,821,271
43,953,000	W	5.000%, due 05/01/35	42,469,586
1,543,760		5.069%, due 07/01/35	1,528,680
6,272,130		5.154%, due 09/01/35	6,255,690
1,192,169		5.229%, due 08/01/35	1,181,973
28,345,000	L	5.250%, due 08/01/12	28,703,706
15,212,000	L	5.250%, due 09/15/16	15,514,141
14,002,000	C	5.400%, due 03/26/12	13,998,415
23,314		5.500%, due 11/01/16	23,457
106,907		5.500%, due 12/01/16	107,560
18,622		5.500%, due 04/01/17	18,719
39,360		5.500%, due 02/01/18	39,566
13,096		5.500%, due 06/01/18	13,160
63,140		5.500%, due 10/01/18	63,470
236,000	W	5.500%, due 04/15/19	236,590
3,538,000		5.500%, due 05/25/30	3,503,595

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$4,041,740		5.500%, due 11/01/32	$4,010,399
24,359,193		5.500%, due 11/01/33	24,168,937
11,948,011		5.500%, due 01/25/36	11,758,931
2,715,955		5.500%, due 07/01/36	2,676,851
14,955,110		5.500%, due 12/25/36	14,710,827
10,525,682		5.500%, due 02/25/37	10,462,370
10,121,000	C	5.550%, due 03/29/10	10,116,952
2,761,472		5.570%, due 07/25/36	2,771,538
148,623		6.000%, due 06/01/16	151,343
18,880		6.000%, due 08/01/16	19,225
290,187		6.000%, due 10/01/16	295,498
342,898		6.000%, due 01/01/17	349,136
134,633		6.000%, due 02/01/17	137,073
687,177		6.000%, due 04/01/17	699,631
446,208		6.000%, due 05/01/17	454,294
186,965		6.000%, due 06/01/17	190,354
335,986		6.000%, due 07/01/17	342,076
567,999		6.000%, due 08/01/17	578,320
1,806,364		6.000%, due 09/01/17	1,839,099
7,290		6.000%, due 10/01/17	7,422
431,411		6.000%, due 11/01/17	439,307
9,826		6.000%, due 02/01/18	10,004
409,670		6.000%, due 04/01/18	416,596
108,571		6.000%, due 09/01/18	110,451
130,642		6.000%, due 11/01/18	132,904
176,384		6.000%, due 12/01/18	179,612
9,276,411		6.000%, due 07/25/29	9,448,903
4,938,465		6.000%, due 04/25/31	5,058,884
34,855,000		6.000%, due 04/01/34	35,116,413
2,580,189		6.500%, due 08/01/29	2,661,430
1,743,000		6.500%, due 04/01/31	1,778,404
224,532		6.500%, due 01/01/32	231,345
174,921		6.500%, due 09/01/32	179,895
414,028		6.500%, due 10/01/32	425,799
5,742,000	L	6.625%, due 11/15/30	6,790,133
17,164		7.000%, due 08/01/25	17,913
8,524		7.000%, due 10/01/25	8,896
4,320		7.000%, due 11/01/25	4,508
55,176		7.000%, due 12/01/25	57,586
98,059		7.000%, due 02/01/26	102,342
204,100		7.000%, due 03/01/26	212,789
130,514		7.000%, due 01/01/30	136,068
2,724,984		7.000%, due 06/01/31	2,840,945
117,000		7.000%, due 05/15/34	120,583
845	I	7.125%, due 07/01/27	855
9,783,000	L	7.250%, due 01/15/10	10,402,949
12,678		7.500%, due 11/01/29	13,293
79,758		7.500%, due 10/01/30	83,501
105,966		7.500%, due 11/01/30	110,939
1,691,328	C	7.500%, due 01/25/48	1,760,191
266,942		10.000%, due 02/25/19	293,015
			493,535,464
		Government National Mortgage Association: 0.2%
132,874		5.375%, due 04/20/28	134,361
90,142		6.125%, due 12/20/29	91,140
2,724,429		6.500%, due 10/15/31	2,803,913
432,306		7.000%, due 04/15/26	452,546
184,014		7.000%, due 05/15/32	192,527
27,786		7.500%, due 04/15/22	28,986
6,320		7.500%, due 05/15/22	6,592
6,632		7.500%, due 06/15/22	6,918
1,404		7.500%, due 08/15/22	1,465
8,113		7.500%, due 06/15/24	8,474
8,278		7.500%, due 01/15/26	8,653
2,075		7.500%, due 07/15/26	2,169
29,467		7.500%, due 03/15/29	30,785
41,555		7.500%, due 04/15/29	43,414
110,171		7.500%, due 08/15/29	115,102
9,890		7.500%, due 09/15/29	10,332
22,263		7.500%, due 10/15/29	23,259
43,648		7.500%, due 12/15/29	45,604
13,370		7.500%, due 01/15/30	13,965
87,788		7.500%, due 02/15/30	91,690
43,846		7.500%, due 05/15/30	45,794
22,853		7.500%, due 06/15/30	23,869
26,208		7.500%, due 07/15/30	27,374
43,198		7.500%, due 08/15/30	45,118
21,403		7.500%, due 10/15/30	22,354
3,637		7.500%, due 11/15/30	3,796
1,783		7.500%, due 01/15/31	1,862
25,040		7.500%, due 02/15/31	26,149
17,820		7.500%, due 03/15/31	18,609

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Government National Mortgage Association (continued)
$12,592		7.500%, due 04/15/31	$13,150
1,612		7.500%, due 09/15/31	1,684
449,512		7.500%, due 12/15/31	469,478
68,251		7.500%, due 01/15/32	71,288
76,062		7.500%, due 03/15/32	79,421
1,218		7.500%, due 04/15/32	1,271
45,515		7.500%, due 05/15/32	47,478
94,237		7.500%, due 06/15/32	98,301
34,471		7.500%, due 07/15/32	35,958
48,953		7.500%, due 08/15/32	51,064
506,467		7.500%, due 09/15/32	528,308
			5,724,221
		Total U.S. Government Agency Obligations
		(Cost $834,781,782)	833,210,675
U.S. TREASURY OBLIGATIONS: 11.9%
		U.S. Treasury Bonds: 2.8%
6,389,000		4.500%, due 03/31/12	6,378,518
33,884,000	L	4.500%, due 02/15/36	31,956,881
42,478,000	L	4.625%, due 02/15/17	42,405,023
			80,740,422
		U.S. Treasury Notes: 3.8%
34,493,000	L	4.625%, due 02/29/12	34,631,800
37,756,000	L	4.750%, due 02/28/09	37,856,318
35,385,000	L	4.750%, due 02/15/10	35,597,876
			108,085,994
		Treasury Inflation Indexed Protected Securities: 5.3%
13,191,000	L	2.000%, due 01/15/16	13,249,345
21,556,000	L	2.000%, due 01/15/26	20,899,964
24,163,000	L	2.375%, due 04/15/11	24,969,676
39,854,000	L	2.375%, due 01/15/17	40,607,416
13,323,000	L	2.375%, due 01/15/25	14,404,013
27,753,000		3.875%, due 01/15/09	35,515,638
			149,646,052
		Total U.S. Treasury Obligations
		(Cost $339,499,209)	338,472,468
ASSET-BACKED SECURITIES: 3.7%
		Automobile Asset-Backed Securities: 0.1%
842,000	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	837,956
414,251	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	412,536
			1,250,492
		Credit Card Asset-Backed Securities: 0.0%
6,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	5,961
			5,961
		Home Equity Asset-Backed Securities: 1.7%
2,353,000	C	Citigroup Mortgage Loan Trust, Inc., 5.590%, due 12/25/36	2,336,417
1,000,000	C	Citigroup Mortgage Loan Trust, Inc., 5.620%, due 12/25/36	988,116
10,593,000	C	GSAA Trust, 5.242%, due 06/25/34	10,501,656
2,021,000	C	GSAA Trust, 5.882%, due 09/25/36	2,039,316
9,441,000	C	GSAA Trust, 6.040%, due 07/25/36	9,526,564
350,262	C	Merrill Lynch Mortgage Investors, Inc., 5.680%, due 07/25/34	351,218
1,122,000	C	Morgan Stanley Mortgage Loan Trust, 5.480%, due 09/25/36	1,118,319
9,285,000	C	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	9,376,402
1,114,000	C	Renaissance Home Equity Loan Trust, 4.500%, due 05/25/35	1,106,786
3,774,459	C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	3,756,675
4,000,000	C	Specialty Underwriting & Residential Finance, 5.520%, due 12/25/36	4,004,153
1,947,640	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	1,904,882
500,000	C	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	485,540
			47,496,044
		Other Asset-Backed Securities: 1.9%
332,136	C	Amortizing Residential Collateral Trust, 5.820%, due 05/25/32	331,929
908,683	C	Bear Stearns Asset-Backed Securities, Inc., 5.720%, due 07/25/36	911,097
957,761	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	957,611
2,815	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	2,790
838,597	C	Chase Funding Mortgage Loan, 5.620%, due 07/25/33	840,250
2,312,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	2,297,355
6,668,000	C	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	6,597,159
4,266,000	C	Credit-Based Asset Servicing and Securitization, LLC, 5.510%, due 12/25/36	4,258,726
3,360,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	3,378,900
2,876,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 5.990%, due 12/25/37	2,889,931
3,375,000	C	Equity One, Inc., 5.120%, due 09/25/33	3,334,800
929,064	C	Fannie Mae Grantor Trust, 5.460%, due 04/25/35	930,166
6,265,000	@@, #, C	Hudson Mezzanine Funding, 6.100%, due 06/12/42	4,542,125
4,463,061	C	Lehman XS Trust, 5.600%, due 08/25/35	4,479,515
598,539	C	Long Beach Mortgage Loan Trust, 5.650%, due 01/25/36	600,083
2,228,816	C	Merrill Lynch Mortgage Investors, Inc., 5.500%, due 09/25/36	2,230,202
5,845,000	C	Merrill Lynch Mortgage Investors, Inc., 5.520%, due 01/25/37	5,845,506
2,065,000	C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	2,062,365
2,381	C	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	2,366
1,697,000	C	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,684,019

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$1,380,000	C	Renaissance Home Equity Loan Trust, 5.600%, due 05/25/36	$1,380,622
167,931	C	Residential Asset Mortgage Products, Inc., 5.630%, due 06/25/33	168,075
3,817,000	C	Structured Asset Securities Corp., 4.910%, due 06/25/33	3,751,924
1,846,305	C	Structured Asset Securities Corp., 6.083%, due 03/25/34	1,842,060
			55,319,576
		Total Asset-Backed Securities
		(Cost $105,709,828)	104,072,073
COLLATERALIZED MORTGAGE OBLIGATIONS: 33.6%
890,384	C	American Home Mortgage Assets, 5.804%, due 02/25/47	890,384
5,464,173	C	American Home Mortgage Assets, 5.933%, due 09/25/46	5,467,588
6,523,668	C	American Home Mortgage Investment Trust, 5.610%, due 11/25/45	6,551,227
6,026,306	#	Astoria Depositor Corp., 7.902%, due 05/01/21	6,351,093
5,905,780	C	Banc of America Alternative Loan Trust, 6.000%, due 01/25/37	5,903,403
11,716,299	C	Banc of America Alternative Loan Trust, 6.291%, due 11/25/21	11,871,944
9,058,000	C	Banc of America Alternative Loan Trust, 6.507%, due 04/25/37	9,202,362
138,376,000	C, ^	Banc of America Commercial Mortgage, Inc., 0.292%, due 01/15/49	3,372,029
385,000	C	Banc of America Commercial Mortgage, Inc., 4.491%, due 11/10/39	374,651
3,941,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	3,849,051
7,612,000	C	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	7,521,659
2,735,000	C	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	2,711,509
4,249,570	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	4,215,737
4,150,000	C	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	4,102,618
3,295,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	3,279,729
970,000	C	Banc of America Commercial Mortgage, Inc., 6.272%, due 06/11/35	1,011,292
12,083,326	C	Banc of America Funding Corp., 5.259%, due 09/20/35	11,920,248
5,909,925	C	Banc of America Funding Corp., 5.750%, due 09/20/34	5,873,418
721,925	C	Banc of America Funding Corp., 5.820%, due 07/25/36	721,835
5,730,516	C	Banc of America Funding Corp., 5.858%, due 05/20/36	5,743,616
5,430,000	C	Banc of America Mortgage Securities, Inc., 4.145%, due 07/25/34	5,317,881
5,916,116	C	Banc of America Mortgage Securities, Inc., 5.188%, due 09/25/35	5,836,272
2,174,906	C	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	2,171,189
2,202,669	C	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	2,173,520
4,672,643	C	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	4,648,532
3,012,581	C	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	3,055,887
10,837,451	C	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	11,024,038
1,692,170	C	Bear Stearns Alternative-A Trust, 5.640%, due 07/25/34	1,696,407
3,083,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	3,031,118
405,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	394,220
2,342,674	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	2,306,403
1,206,000	C	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	1,180,755
6,142,332	C	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	6,183,081
5,802,000		Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	5,868,547
773,294	C	Capco America Securitization Corp., 6.170%, due 10/15/30	781,978
279,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	284,119
6,167,579	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	6,439,772
12,033,334	C, S	Chase Mortgage Finance Corp., 5.414%, due 12/25/35	11,914,878
7,939,712	C	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	7,900,496
10,298,153	C	Chaseflex Trust, 6.500%, due 02/25/37	10,434,182
1,600,000	C	Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	1,577,468
6,559,835	C	Citigroup Mortgage Loan Trust, Inc., 5.946%, due 06/25/36	6,614,086
12,788,549	C	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	12,847,356
26,594,292	C, S	Citigroup Mortgage Loan Trust, Inc., 6.099%, due 08/25/36	26,731,545
819,000	C	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39	798,814
12,876,751	C, S	Countrywide Alternative Loan Trust, 5.419%, due 10/25/35	12,727,715
1,892,534	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	1,897,921
3,123,836	C	Countrywide Alternative Loan Trust, 5.560%, due 11/25/46	3,134,311
620,095	C	Countrywide Alternative Loan Trust, 5.620%, due 02/25/35	620,660
8,671,998	C	Countrywide Alternative Loan Trust, 5.813%, due 11/25/46	8,658,122
7,585,634	C	Countrywide Alternative Loan Trust, 5.850%, due 11/25/46	7,578,048
1,681,903	C	Countrywide Alternative Loan Trust, 5.930%, due 05/25/36	1,698,764
9,486,087	C	Countrywide Alternative Loan Trust, 6.020%, due 09/25/36	9,504,211
4,141,374	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.250%, due 10/25/35	4,057,166
669,895	C	Countrywide Home Loan Mortgage Pass-Through Trust, 6.287%, due 02/25/35	673,244
3,039,902	C	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	2,954,608
1,120,795	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	1,078,582
17,000	C	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	16,721
2,328,000	C	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	2,282,061
1,649,748	C	Credit Suisse First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	1,641,338
4,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.547%, due 04/15/62	4,303
4,287,931	C	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	4,377,184
21,571	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	21,810
62,869	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	65,256
13,216,730	C	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	13,131,758
4,771,882	C	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	4,740,463
3,400,000	C	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	3,571,167
5,359,828	C	Freddie Mac, 5.970%, due 04/15/32	5,428,087
141,220,464	C, ^	GE Capital Commercial Mortgage Corp., 0.511%, due 06/10/48	2,706,292
1,886,945	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,854,995
793,000	C	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	777,408

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$301,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	$298,022
1,082,539	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	1,092,556
3,622,700	C	GMAC Mortgage Corp. Loan Trust, 4.602%, due 10/19/33	3,555,669
8,650,862	C	GMAC Mortgage Corp. Loan Trust, 5.262%, due 03/18/35	8,534,109
109,421,000	#, C, ^	Greenwich Capital Commercial Funding Corp., 0.512%, due 03/10/39	2,726,990
6,606,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	6,612,213
3,280,000	C	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	3,294,920
1,660,000	C	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	1,667,592
1,325,000	C	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	1,331,058
4,390,000	C	GS Mortgage Securities Corp. II, 5.626%, due 04/10/38	4,430,912
1,401,220	#, C	GSMPS 2005-RP1 1AF, 5.670%, due 01/25/35	1,407,224
3,115,753	C	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	3,116,145
1,665,864	C	Harborview Mortgage Loan Trust, 5.670%, due 01/19/35	1,671,005
1,025,814	C	Homebanc Mortgage Trust, 5.750%, due 08/25/29	1,027,064
15,000,000	C	JP Morgan Alternative Loan Trust, 5.490%, due 08/25/36	15,025,809
1,343,149		JP Morgan Alternative Loan Trust, 5.514%, due 01/25/36	1,340,161
399,869,617	C, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.070%, due 01/12/43	923,259
860,494	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	842,831
3,890,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,803,195
5,897,892	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	5,783,362
978,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	980,415
1,951,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	1,951,589
730,032	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	741,356
4,589,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,714,010
4,005,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	4,125,218
25,697,961	C, S	JP Morgan Mortgage Trust, 5.407%, due 11/25/35	25,477,113
28,147,000	C, ^	LB-UBS Commercial Mortgage Trust, 0.483%, due 02/15/40	1,026,088
1,794,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	1,748,637
5,541,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	5,425,591
499,000	C	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	489,077
1,707,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	1,665,726
2,276,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	2,254,792
3,138,000	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	3,118,408
1,066,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	1,025,272
2,050,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	2,040,457
2,416,000	C	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	2,401,990
3,322,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	3,324,857
1,661,000	C	LB-UBS Commercial Mortgage Trust, 5.207%, due 02/15/31	1,661,316
4,256,000	C	LB-UBS Commercial Mortgage Trust, 5.227%, due 04/15/40	4,221,768
6,517,000	C	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	6,544,957
2,358,000	C	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	2,348,046
1,693,000	C	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	1,694,631
3,386,000	C	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	3,386,925
5,220,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	5,318,481
15,233,000	C	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	15,931,567
9,903,276	C	LB-UBS Commercial Mortgage Trust, 6.830%, due 08/15/26	10,475,657
5,730,733	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	5,770,703
3,752,000	C	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	3,840,105
476,778	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	479,242
1,120,025	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	1,130,539
105,883,004	^	Merrill Lynch Mortgage Trust, 0.157%, due 10/12/41	2,173,450
92,309,229	#, C, ^	Merrill Lynch Mortgage Trust, 0.194%, due 11/12/35	688,904
2,725,000	C	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	2,697,617
19,410,000	C, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.736%, due 08/12/48	843,285
1,445,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	1,438,644
1,617,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	1,608,768
1,645,071	C	MLCC Mortgage Investors, Inc., 5.550%, due 04/25/29	1,646,685
735,003	C	MLCC Mortgage Investors, Inc., 5.640%, due 01/25/29	735,735
8,245,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	8,195,658
1,472,426	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	1,427,654
4,498,878	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	4,525,268
83,642	C	MortgageIT Trust, 5.690%, due 11/25/35	83,757
3,764,000	C	New York Mortgage Trust, Inc., 5.648%, due 05/25/36	3,801,860
1,804,000	C	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,894,698
2,543,921	C	Prime Mortgage Trust, 5.820%, due 02/25/35	2,543,884
2,905,277	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	2,809,367
15,790,033	C	RAAC Series, 5.250%, due 09/25/34	15,678,169
13,434,294	C, S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	12,766,043
1,807,291	C	Residential Accredit Loans, Inc., 5.510%, due 09/25/36	1,809,907
1,839,531	C	Residential Accredit Loans, Inc., 5.550%, due 05/25/46	1,837,280
4,783,632	C	Residential Accredit Loans, Inc., 5.683%, due 09/25/46	4,791,295
4,472,319	C	Residential Accredit Loans, Inc., 5.720%, due 04/25/35	4,487,706
6,900,032	C	Residential Accredit Loans, Inc., 5.809%, due 08/25/35	6,921,203
1,437,047	C	Residential Funding Mortgage Security I, 5.770%, due 05/25/33	1,443,187
9,808,510	C	Residential Funding Mortgage Security I, 6.000%, due 06/25/36	9,831,119
1,018,983	C	Sequoia Mortgage Trust, 5.590%, due 01/20/35	1,022,120
1,265,200	C	Structured Adjustable Rate Mortgage Loan Trust, 5.630%, due 07/25/35	1,270,598
1,256,868	C	Structured Adjustable Rate Mortgage Loan Trust, 5.957%, due 05/25/36	1,263,355
1,926,347	C	Structured Asset Mortgage Investments, Inc., 5.560%, due 04/19/35	1,929,947
8,997,081	C	Structured Asset Mortgage Investments, Inc., 7.396%, due 12/27/35	9,147,403
1,629,981	C	Structured Asset Securities Corp., 5.500%, due 07/25/33	1,602,221
2,597,473	C, S	Thornburg Mortgage Securities Trust, 5.670%, due 12/25/33	2,600,575

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,095,617		C	Thornburg Mortgage Securities Trust, 5.690%, due 09/25/34	$3,106,930
	1,336,000	#, C	Wachovia Bank Commercial Mortgage Trust, 5.201%, due 10/15/44	1,307,667
	11,328,000	C	Wachovia Bank Commercial Mortgage Trust, 5.201%, due 10/15/44	11,102,616
	610,000	C	Wachovia Bank Commercial Mortgage Trust, 5.223%, due 07/15/42	611,956
	1,913,000	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.733%, due 02/25/47	1,913,000
	4,473,121	C	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	4,421,403
	3,400,100	C	Washington Mutual Mortgage Pass-Through Certificates, 5.233%, due 10/25/46	3,418,089
	474,551	C	Washington Mutual Mortgage Pass-Through Certificates, 5.570%, due 01/25/45	474,933
	11,836,267	C	Washington Mutual Mortgage Pass-Through Certificates, 5.600%, due 07/25/46	11,865,646
	9,448,816	C	Washington Mutual Mortgage Pass-Through Certificates, 5.610%, due 09/25/46	9,497,058
	1,502,864	C	Washington Mutual Mortgage Pass-Through Certificates, 5.630%, due 01/25/45	1,505,979
	5,280,363	C	Washington Mutual Mortgage Pass-Through Certificates, 5.633%, due 01/25/47	5,270,874
	2,584,735	C	Washington Mutual Mortgage Pass-Through Certificates, 5.720%, due 08/25/45	2,597,648
	14,185,150	C	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	14,306,067
	5,882,092	C	Washington Mutual Mortgage Pass-Through Certificates, 5.772%, due 11/25/46	5,884,850
	13,784,190	C	Washington Mutual Mortgage Pass-Through Certificates, 5.783%, due 10/25/46	13,770,750
	1,659,841	C	Washington Mutual Mortgage Pass-Through Certificates, 5.795%, due 06/25/44	1,665,957
	4,256,000	C	Washington Mutual Mortgage Pass-Through Certificates, 5.800%, due 10/25/36	4,236,161
	2,508,425	C	Washington Mutual Mortgage Pass-Through Certificates, 5.850%, due 09/25/46	2,511,658
	39,467	C	Washington Mutual Mortgage Pass-Through Certificates, 5.894%, due 10/25/46	46,593
	1,874,298	C	Washington Mutual Mortgage Pass-Through Certificates, 5.900%, due 10/25/46	1,874,298
	2,610,799	C	Washington Mutual Mortgage Pass-Through Certificates, 5.903%, due 06/25/46	2,615,083
	1,674,357	C	Washington Mutual Mortgage Pass-Through Certificates, 5.920%, due 07/25/36	1,672,264
	3,931,943	C	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 06/25/34	3,936,245
	7,789,232	C	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 07/25/36	7,829,097
	4,366,000	C	Washington Mutual Mortgage Pass-Through Certificates, 6.081%, due 09/25/36	4,393,122
	18,728,887	C	Washington Mutual Mortgage Pass-Through Certificates, 6.290%, due 05/25/46	18,747,102
	4,782,000	C	Washington Mutual, Inc., 3.801%, due 06/25/34	4,650,063
	8,649,467	C	Washington Mutual, Inc., 5.633%, due 03/25/47	8,637,643
	9,000,000	C	Washington Mutual, Inc., 5.646%, due 03/25/47	9,000,351
	10,800,000	C	Washington Mutual, Inc., 5.746%, due 04/25/47	10,786,500
	15,660,000	C	Washington Mutual, Inc., 5.753%, due 04/25/47	15,660,000
	6,671,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	6,553,911
	20,208,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.110%, due 06/25/35	19,863,523
	5,950,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	5,719,270
	8,438,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.802%, due 07/25/34	8,270,413
	6,654,766	C	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	6,386,499
	10,397,895	C	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	10,286,909
	5,812,356	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	5,707,917
	6,434,622	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	6,300,904
	22,448,325	C	Wells Fargo Mortgage-Backed Securities Trust, 5.678%, due 12/25/36	22,527,037
	10,649,901	C	Wells Fargo Mortgage-Backed Securities Trust, 5.950%, due 10/25/36	10,701,458
	9,390,906	C	Wells Fargo Mortgage-Backed Securities Trust, 5.960%, due 11/25/36	9,436,368
	11,305,533	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	11,367,562

			Total Collateralized Mortgage Obligations
			(Cost $958,702,980)	959,105,497
MUNICIPAL BONDS: 0.9%
			California: 0.2%
	6,636,000	C	City of San Diego, 7.125%, due 06/01/32	6,909,602
				6,909,602
			Louisiana: 0.3%
	8,010,000	#, C	Tulane University of Louisiana, 6.174%, due 11/15/12	8,215,296
				8,215,296
			Michigan: 0.4%
	10,230,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	10,703,547
				10,703,547
			Total Municipal Bonds
			(Cost $25,026,780)	25,828,445
OTHER BONDS: 1.1%
			Foreign Government Bonds: 1.1%
ARS	27,615,300	@@	Argentina Bonos, Discount Note, due 09/30/14	9,992,305
	$28,315,000	@@	Argentina Government International Bond, Discount Note, due 12/15/35	3,921,628
JPY	780,000,000	@@	Japan Treasury Bill, Discount Note, due 11/20/07	6,594,210
MXN	56,870,000	@@	Mexican Bonos, 8.000%, due 12/17/15	5,289,903
TRY	6,804,764	@@	Turkey Government International Bond, 10.000%, due 02/15/12	4,996,492
			Total Other Bonds
			(Cost $29,979,844)	30,794,538

Shares			Value
PREFERRED STOCK: 1.2%
		Banks: 0.2%
248,050	@@, #, P	Santander Finance Preferred SA Unipersonal	$6,131,498
			6,131,498
		Diversified Financial Services: 0.3%
302,625	P	Merrill Lynch & Co., Inc.	7,598,914
			7,598,914

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 0.7%	$8,370,637
324,192	@@, P	Aegon NV	3,256,110
126,500	@@, P	Aegon NV - Series 1	7,476,554
285,147	P	Metlife, Inc.	19,103,301

		Total Preferred Stock
		(Cost $32,372,157)	32,833,713

		Total Long-Term Investments
		(Cost $2,982,484,605)	2,981,945,918

Principal Amount					Value
SHORT-TERM INVESTMENTS: 20.3%
			Mutual Fund: 5.5%
$158,000,000		**	ING Institutional Prime Money Market Fund		$158,000,000
			Total Mutual Fund
			(Cost $158,000,000)		158,000,000
			Foreign Government Securities: 0.7%
JPY	790,000,000	@@	Japan Financing Bills, Discount Note, due 06/04/07		6,697,476
JPY	1,620,000,000	@@	Japan Financing Bills, 0.530%, due 05/28/07		13,735,611
			Total Foreign Government Securities
			(Cost $20,433,087)		20,433,087
			Repurchase Agreement: 0.3%
$8,295,000			Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $11,280,980 to be received upon repurchase (Collateralized by $11,235,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $11,501,944, due 11/06/13)		8,295,000
			Total Repurchase Agreement
			(Cost $8,295,000)		8,295,000
			Securities Lending Collateral : 13.7%
389,415,698			The Bank of New York Institutional Cash Reserves Fund		389,415,698
			Total Securities Lending Collateral
			(Cost $389,415,698)		389,415,698
			Total Short-Term Investments
			(Cost $576,143,785)		576,143,785
			Total Investments in Securities
			(Cost $3,558,628,390)	124.6%	$3,558,089,703
			Other Assets and Liabilities — Net	(24.6)	(702,638,410)
			Net Assets	100.0%	$2,855,451,293

@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate
^	Interest Only (IO) Security
ARS	Argentine Peso
JPY	Japanese Yen
MXN	Mexican Peso
TRY	Turkish Lira
*	Cost for federal income tax purposes is $3,559,446,615 .
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$16,507,996
	Gross Unrealized Depreciation	(17,864,908)
	Net Unrealized Depreciation	$(1,356,912)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Open Futures Contracts on March 31, 2007

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts
90-Day Eurodollar	2,150	509,200,625	06/18/07	$249,420
U.S. Treasury 2-Year Note	3,117	638,644,063	06/29/07	(777,696)
U.S. Treasury 5-Year Note	779	82,415,770	06/29/07	416,818
U.S. Treasury 10-Year Note	358	38,708,750	06/20/07	6,802
				$(104,656)
Short Contracts
90-Day Eurodollar	2,150	(511,296,875)	12/17/07	$(978,992)
U.S. Treasury Long Bond	556	(61,855,000)	06/20/07	606,008
				$(372,984)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2007:

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate	Date	Amount		(Depreciation)
UBS AG	Bear Stearns Co. Inc. 5.300%, 10/30/15	Sell	0.240%	03/20/12	USD	11,239,000	$(55,710)
Citibank N.A., New York	Bear Stearns Co. Inc., 5.300%, 10/30/15	Sell	0.240%	03/20/12	USD	7,856,000	(45,781)
Citibank N.A., New York	Belo Corp., 8.000%, 11/01/08	Buy	(0.800)%	06/20/14	USD	5,244,000	22,171
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.730)%	09/20/12	USD	8,176,000	(40,160)
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.720)%	09/20/12	USD	1,083,000	(4,807)
Merrill Lynch International	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.740)%	09/20/12	USD	3,114,000	(23,295)
Citibank N.A., New York	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.820%	03/20/12	USD	1,040,000	(1,109)
Merrill Lynch International	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.840%	03/20/12	USD	5,710,000	5,286
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600%	09/20/11	USD	2,761,000	139,108
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/2011	Buy	(2.650)%	09/20/11	USD	2,758,500	(140,003)
Citibank N.A., New York	Dow Jones CDX.EM.6 Index	Buy	(1.400)%	12/20/11	USD	9,301,000	(69,810)
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.HY.7 Index	Buy	(3.250)%	12/20/11	USD	15,442,000	71,634
UBS AG	Dow Jones CDX.NA.HY.7 Index	Buy	(3.250)%	12/20/11	USD	9,333,500	79,724
Citibank N.A., New York	Dow Jones CDX.NA.IG.6 Index (7-10% Tranche)	Sell	1.0025%	06/20/16	USD	16,142,880	(98,874)
Citibank N.A., New York	Dow Jones CDX.NA.IG.7 Index (30-100% Tranche)	Buy	(0.048)%	12/20/16	USD	44,807,000	36,817
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.7 Index (30-100% Tranche)	Buy	(0.048)%	12/20/16	USD	124,553,000	102,343
Citibank N.A., New York	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	24,900,800	98,262
Goldman Sachs International	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	61,550,000	66,423
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	30,840,000	135,962
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	62,010,000	351,608
Citibank N.A., New York	Dow Jones CDX.NA.XO.7 Index	Buy	(1.650)%	12/20/11	USD	26,099,000	(15,695)
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.XO.7 Index	Buy	(1.650)%	12/20/11	USD	30,840,000	239,502
UBS AG	Dow Jones CDX.NA.XO.7 Index	Buy	(1.650)%	12/20/11	USD	29,108,000	204,719
Citibank N.A., New York	Entergy Corporation 7.750%, 12/15/09	Sell	0.380%	12/20/11	USD	9,466,000	6,927
Lehman Brothers Special Financing Inc.	Exelon Corp. 6.750%, 05/01/11	Buy	(0.630)%	06/20/12	USD	6,229,000	755
Lehman Brothers Special Financing Inc.	Exelon Corp. 6.750%, 05/01/11	Buy	(0.640)%	06/20/12	USD	6,229,000	(1,741)
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.480)%	06/20/14	USD	4,299,000	9,769
Goldman Sachs International	Gannett Co. 6.375%, 04/01/12	Buy	(0.480)%	06/20/14	USD	6,214,000	25,481
UBS AG	Goldman Sachs Group Inc. 6.600%, 01/15/12	Sell	0.240%	03/20/12	USD	11,239,000	(31,202)
Citibank N.A., New York	Goldman Sachs Group, Inc. 6.600%, 01/15/12	Sell	0.240%	03/20/12	USD	7,856,000	(23,525)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6.000%, 03/15/08	Buy	(0.350)%	09/20/11	USD	16,503,000	(59,035)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6.000%, 03/15/08	Buy	(0.410)%	09/20/11	USD	19,253,500	(115,711)
Morgan Stanley Capital Services Inc.	HCA Inc. LN Tranche Number: LN300285	Buy	(1.700)%	12/20/11	USD	6,090,000	(123,056)
Barclays Bank PLC	Kinder Morgan Inc. 6.500%, 09/01/12	Sell	1.700%	09/20/11	USD	1,104,000	42,351
Merrill Lynch International	Kinder Morgan Inc. 6.500%, 09/01/12	Buy	(1.900)%	09/20/11	USD	2,761,000	(124,918)
UBS AG	Kinder Morgan Inc. 6.500%, 09/01/12	Buy	(1.900)%	09/20/11	USD	2,761,000	(115,592)
Citibank N.A., New York	Lehman Brothers Holdings 6.625%, 01/18/12	Sell	0.240%	03/20/12	USD	7,856,000	(45,781)
UBS AG	Lehman Brothers Holdings 6.625%, 01/18/12	Sell	0.240%	03/20/12	USD	11,239,000	(55,710)
UBS AG	Morgan Stanley 6.600%, 04/01/12	Sell	0.260%	03/20/12	USD	29,060,000	(55,096)
Barclays Bank PLC	Nisource Finance Corp. 7.875%, 11/15/10	Sell	0.410%	03/20/12	USD	6,168,000	18,220
Citibank N.A., New York	Nisource Finance Corp. 7.875%, 11/15/10	Sell	0.410%	03/20/12	USD	2,894,000	6,017
Merrill Lynch International	Nisource Finance Corp. 7.875%, 11/15/10	Sell	0.430%	03/20/12	USD	6,168,000	18,347
Credit Suisse First Boston	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)%	06/20/14	USD	9,317,000	209,053
JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)%	06/20/14	USD	4,344,000	114,292
Morgan Stanley Capital Services Inc.	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)%	06/20/14	USD	8,507,000	209,639
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.360)%	06/20/14	USD	3,490,000	105,533
UBS AG	Rogers Wireless Inc. 7.250%, 12/15/12	Sell	1.300%	09/20/11	USD	5,474,000	199,034
UBS AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.240%	08/20/07	USD	14,485,000	6,504
UBS AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.310%	08/20/07	USD	21,897,000	18,949
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)%	03/20/14	USD	2,105,000	14,307
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)%	03/20/14	USD	6,015,000	59,457
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)%	03/20/14	USD	6,218,000	88,795
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	5,447,000	83,943
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	5,820,000	92,493
Merrill Lynch International	Transocean Inc. 7.375%, 04/15/18	Buy	(0.330)%	09/20/12	USD	5,801,000	(13,847)
UBS AG	Transocean Inc. 7.375%, 04/15/18	Buy	(0.340)%	09/20/12	USD	5,415,000	(14,669)
Merrill Lynch International	TXU Energy Co. 7.000%, 03/15/13	Buy	(1.200)%	03/20/12	USD	9,247,000	85,282
UBS AG	TXU Energy Co. 7.000%, 03/15/13	Buy	(1.230)%	03/20/12	USD	1,766,000	14,188
Barclays Bank PLC	UST Inc. 6.625%, 07/15/12	Buy	(0.300)%	03/20/14	USD	5,814,000	(630)
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.280)%	03/20/14	USD	15,391,000	(4,394)
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.380)%	03/20/17	USD	12,313,000	240
Morgan Stanley Capital Services Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.420)%	03/20/17	USD	5,814,000	(10,659)
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.280)%	03/20/14	USD	817,000	1,249
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.380)%	03/20/17	USD	1,000,000	2,007
Citibank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.580)%	03/20/14	USD	1,083,000	12,793
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)%	03/20/14	USD	6,191,000	46,134
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.570)%	03/20/14	USD	6,218,000	(12,798)
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.600)%	03/20/14	USD	11,701,000	82,437
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.880)%	03/20/17	USD	5,814,000	52,168
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030%	03/20/12	USD	7,035,351	14,113
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	5,501,000	(35,282)
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	11,002,000	(70,564)
							$1,784,582

Item 2.	Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2007